COST REDUCTION ACTIONS (Details) $ in Millions	12 Months Ended
	Dec. 30, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Jan. 02, 2016 USD ($) item
2015/2016 Actions
Restructuring charges:
Charges (Reversals), net | $	$ 34.1	$ 20.9	$ 26.1
Number of positions reduced as a result of Cost Reduction Actions | item	920	440	430
Prior Actions
Restructuring charges:
Charges (Reversals), net | $			$ 33.4
Number of positions reduced as a result of Cost Reduction Actions | item			605